Development Bonds Payable	12 Months Ended
Dec. 31, 2010
Development Bond Payable [Abstract]
Development Bonds Payable [Text Block]
24.	Development Bonds Payable

In connection with the development of certain of Core’s projects, community development, special assessment or improvement districts were established and had the ability to utilize tax-exempt bond financing to fund construction or acquisition of certain on-site and off-site infrastructure improvements near or at these communities. The obligation to pay principal and interest on the bonds issued by the districts was assigned to each parcel within the district, and a priority assessment lien was sometimes placed on benefited parcels to provide security for the debt service. The bonds, including interest and redemption premiums, if any, and the associated priority lien on the property was typically payable, secured and satisfied by revenues, fees, or assessments levied on the property benefited. Core was required to pay the revenues, fees, and assessments levied by the districts on any properties it owned that benefited by the improvements.

Core’s bond financing related to improvements made to land that served as collateral for Core’s debt that was resolved during the fourth quarter of 2010. Accordingly, as of December 31, 2010, Core no longer owns any property within community development, special assessment, or improvement districts and was released from all debt obligations associated therewith. Core’s bond financing at December 31, 2009 consisted of district bonds totaling $218.7 million which was scheduled to mature from 2035 to 2040, with then outstanding amounts of approximately $170.8 million. During the years ended December 31, 2009 and 2008, Core recorded a liability of approximately $693,000 and $584,000, respectively, in assessments on property owned by it in the districts.

Liabilities were recorded for estimated developer obligations that were fixed and determinable and user fees that were required to be paid or transferred at the time the parcel or unit was sold to an end user. At December 31, 2009, the liability related to developer obligations associated with Core’s ownership of the property was $3.3 million, of which $3.1 million is included in the liabilities related to assets held for sale in the accompanying consolidated statement of financial condition at such date.